RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTIES
Schedule of accounts receivable from and accounts payable to related parties

	December 31,
	2013	2012
Accounts receivable:
Sitronics N, a subsidiary of Sistema	337	74
MTS Belarus, an associated company of the Group	304	25
MTS Bank, an associated company of the Group	128	137
Stream, an associated company of the Group	59	—
NVision Group, subsidiaries of Sistema	33	66
Other related parties	104	34

Total accounts receivable, related parties	965	336

Accounts payable:
NVision Group, subsidiaries of Sistema	1,605	1,230
MTS Bank, an associated company of the Group	697	364
Maxima, a subsidiary of Sistema	307	304
MTS Belarus, an associated company of the Group	208	34
Smart Cards Group, subsidiaries of Sistema	201	178
Other related parties	297	228

Total accounts payable, related parties	3,315	2,338

Schedule of advances given to related parties

	December 31,
	2013	2012
Advances for property, plant and equipment:
NVision Group, subsidiaries of Sistema	352	1,024
Other related parties	15	—

Total advances for property, plant and equipment	367	1,024

Advances for intangible assets:
NVision Group, subsidiaries of Sistema	144	191
Geoinformatika, a subsidiary of Sistema	88	88

Total advances for intangible assets	232	279

Schedule of operating transactions with related parties

	Years ended December 31,
	2013	2012	2011
Revenues from related parties:
MTS Bank, an associated company of the Group (mobile, call center services, commission for bank cards distribution)	378	88	19
Sitronics N, a subsidiary of Sistema (construction of fiber optic link)	288	26	46
MTS Belarus, an associated company of the Group (roaming and interconnection services)	149	209	192
NVision Group, subsidiaries of Sistema (fixed line services)	75	77	85
Jet Air Group, subsidiaries of Sistema (rent)	60	—	—
Medsi Group, subsidiaries of Sistema (mobile and call center services)	48	28	27
Other related parties	115	64	27

Total revenues from related parties	1,113	492	396

Operating expenses incurred on transactions with related parties:
Maxima, a subsidiary of Sistema (advertising)	1,757	1,902	2,407
NVision Group, a subsidiary of Sistema (IT consulting)	1,083	1,115	1,415
Stream, an associated company of the Group (content services)	711	—	—
MTS Bank, an associated company of the Group (commission related expenses)	413	55	83
AB Safety, a subsidiary of Sistema (security services)	354	344	296
Elavius, a subsidiary of Sistema (transportation services)	347	351	—
MTS Belarus, an associated company of the Group (roaming and interconnection services)	278	424	309
Other related parties	513	423	259

Total operating expenses incurred on transactions with related parties	5,456	4,614	4,769

Schedule of investments in and provided loans to related parties

	December 31,
	2013	2012
Loans to, promissory notes and investments in shares of related parties:
Short-term investments (Note 6)
Deposits at MTS Bank	5,081	101
Investment fund "Reservnyi", managed by "DIK", a subsidiary of Sistema	4,154	—

Total short-term investments in related parties	9,235	101

Other investments (Note 14)
Sistema, promissory notes	618	618
MTS Bank, an associated company of the Group (Note 13)	—	2,100	(1)

Total other investments to related parties	618	2,718

Investments in shares (Note 14)
Sistema Mass Media, a subsidiary of Sistema	117	117
MTS Bank, an associated company of the Group (Note 13)	—	159	(1)
Other	8	30

Total investments in shares of related parties	125	306

(1)
Reclassified to investments in and advances to associates upon MTS Bank recognition as the Group's associate in 2013.